Consolidated Statements of Shareholders' Equity (EUR €) In Thousands, except Share data, unless otherwise specified		Total		Issued and outstanding shares		Share premium	Treasury shares at cost	Retained earnings	Accumulated other comprehensive income
Beginning Balance at Dec. 31, 2008		€ 1,988,769		€ 38,887		€ 474,765	€ (253,436)	€ 1,698,929	€ 29,624
Beginning Balance, shares at Dec. 31, 2008	[1]			432,074,000
Components of comprehensive income:
Net income (loss)		(150,925)		0		0	0	(150,925)	0
Foreign Currency Translation, net of taxes		(8,592)		0		0	0	0	(8,592)
Gain (loss) on derivative instruments, net of taxes		6,494		0		0	0	0	6,494
Share-based payments		13,394		0		13,394	0	0	0
Issuance of shares		10,160		141		(13,852)	35,233	(11,362)	0
Issuance of shares, shares	[1]			1,565,000
Dividend paid		(86,486)		0		0	0	(86,486)	0
Tax benefit from stock options		1,954		0		1,954	0	0	0
Ending Balance at Dec. 31, 2009		1,774,768		39,028		476,261	(218,203)	1,450,156	27,526
Ending Balance, shares at Dec. 31, 2009	[1]			433,639,000
Components of comprehensive income:
Net income (loss)		1,021,820		0		0	0	1,021,820	0
Foreign Currency Translation, net of taxes		22,286		0		0	0	0	22,286
Gain (loss) on derivative instruments, net of taxes		(1,221)		0		0	0	0	(1,221)
Share-based payments		12,109		0		12,109	0	0	0
Issuance of shares		31,000		265		(17,223)	66,531	(18,573)	0
Issuance of shares, shares	[1]			2,954,000
Dividend paid		(86,960)		0		0	0	(86,960)	0
Tax benefit from stock options		106		0		106	0	0	0
Ending Balance at Dec. 31, 2010		2,773,908		39,293		471,253	(151,672)	2,366,443	48,591
Ending Balance, shares at Dec. 31, 2010		436,592,972		436,593,000	[1]
Components of comprehensive income:
Net income (loss)		1,466,960	[2]	0		0	0	1,466,960	0
Foreign Currency Translation, net of taxes		(17,473)		0		0	0	0	(17,473)
Gain (loss) on derivative instruments, net of taxes		47,353		0		0	0	0	47,353
Purchases of treasury shares		(700,452)		0		0	(700,452)	0	0
Purchases of treasury stock , shares		25,674,576		(25,675,000)	[1]
Share-based payments		12,430		0		12,430	0	0	0
Issuance of shares		34,084		248		(10,629)	61,906	(17,441)	0
Issuance of shares, shares	[1]			2,751,000
Cancellation of treasury shares		0		(1,187)		0	373,801	(372,614)	0
Dividend paid		(172,645)		0		0	0	(172,645)	0
Tax benefit from stock options		(11)		0		(11)	0	0	0
Ending Balance at Dec. 31, 2011		€ 3,444,154		€ 38,354		€ 473,043	€ (416,417)	€ 3,270,703	€ 78,471
Ending Balance, shares at Dec. 31, 2011		413,669,257		413,669,000	[1]

[1]	As of December 31, 2011, the number of issued shares was 431,294,790. This includes the number of issued and outstanding shares of 413,669,257 and the number of treasury shares of 17,625,533. As of December 31, 2010, the number of issued shares was 444,480,095. This includes the number of issued and outstanding shares of 436,592,972 and the number of treasury shares of 7,887,123.
[2]	As of January 1, 2011, ASML adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 of the consolidated financial statements.